Property and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,926	$ 9,193
Less: Accumulated depreciation	(8,538)	(8,245)
Property and equipment, net	4,388	948
Depreciation expense	593	473
Depreciation charged to cost of revenue	460	324
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,438	5,659
Computers and IT equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	957	964
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	49	50
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,482	$ 2,520